Earnings per share - Weighted-average number of ordinary shares (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Weighted-average number of ordinary
Issued ordinary share at the beginning of the year/period (in shares)	1,244,854,689	1,233,993,805	1,243,332,789	1,202,646,619
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option (in shares)				40,181,685
Effect of shares released from share incentive plan (Note 27) (in shares)	281,729	1,615,301	1,311,146	2,878,812
Effect of repurchase of shares (Note 26(b)(v)) (in shares)	(209,553)	(9,147,380)	(5,249,672)	(2,386,739)
Weighted average number of ordinary shares (in shares)	1,244,926,865	1,226,461,726	1,239,394,263	1,243,320,377